UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Brightfield Capital Management: 028-10020
Bessent Capital LLC: 028-06151
Avalon: 028-01080


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

Please note the previous filings under the CIK# 0000728672 and CCC# $f5qccjo should be disregarded. The proper filings for each of those companies, Brightfield, Bessent, and Avalon can be found under their above stated File Numbers.


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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